Liabilities Subject to Compromise - Summary of Prepetition Liabilities Subject to Compromise (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Liabilities Subject to Compromise Disclosures [Abstract]
Borrowings and financing			R$ 49,129,546
Derivative financial instrument			104,694
Trade payables			2,139,312
Provision for civil contingencies - Anatel			9,333,795
Provison for pension plan			560,046
Other			43,334
Provision for labor contingencies			899,226
Provision for civil - other claims			2,929,275
Total - Liabilities subject to compromise	[1]	R$ 0	R$ 65,139,228

[1]	The total amount of prepetition liabilities subjected to compromise differs from the R$63,960,008 amount of the Creditors List prepared by the Company and filed on May 29, 2017. Per ASC 852, prepetition liabilities subject to compromise included the best estimate, as per the criteria set forth in ASC 450, of contingencies/claims subject to compromise and that in accordance with the Brazilian Law were not included in the Creditor's List.